Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations
Revenues	$ 0	$ 0	$ 0	$ 21,000	$ 21,000	$ 64,000
Cost of goods sold	0	0	0	22,000	22,000	61,000
Gross (loss) profit	0	0	0	(1,000)	(1,000)	3,000
Costs and expenses
General and administrative	480,000	528,000	966,000	1,064,000	2,155,000	2,115,000
Professional fees	89,000	97,000	222,000	224,000	479,000	427,000
Depreciation and amortization	23,000	13,000	39,000	26,000	58,000	69,000
Total costs and expenses	592,000	638,000	1,227,000	1,314,000	2,692,000	2,611,000
Loss from operations	(592,000)	(638,000)	(1,227,000)	(1,314,000)	(2,693,000)	(2,608,000)
Other income					45,000	0
Net loss	(592,000)	(638,000)	(1,227,000)	(1,315,000)	(2,648,000)	(2,608,000)
Net loss attributable to non-controlling interest	(27,000)	(32,000)	(54,000)	(66,000)	(125,000)	(154,000)
Net loss attributable to the Company	$ (565,000)	$ (606,000)	$ (1,173,000)	$ (1,249,000)	$ (2,523,000)	$ (2,454,000)
Net loss per share
Basic	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.05)
Diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.05)
Weighted average common shares outstanding
Basic	51,129,240	51,088,738	51,128,772	50,955,345	51,042,294	50,640,093
Diluted	51,129,240	51,088,738	51,128,772	50,955,345	51,042,294	50,640,093